Accounts Receivable, Net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Account receivable	¥ 16,078		¥ 15,741
Less: Allowance for credit losses	(6,271)		(4,413)
Total	¥ 9,807	$ 1,402	¥ 11,328